ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Disclosure of accounts payable and accrued liabilities (Details) - CAD ($)	Sep. 30, 2021	Sep. 30, 2020
Trade and other current payables [abstract]
Accounts payable	$ 596,573	$ 138,423
Accrued liabilities	42,000	12,500
Total accounts payable and accrued liabilities	$ 638,573	$ 150,923